PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Property and equipment, net, consists of:

December 31,	2018	2017
Land	$820	$820
Buildings and improvements	75,308	74,486
Machinery, vehicles and equipment	79,002	76,117
Furniture and fixtures	16,782	15,282
Computer hardware and software	50,853	47,377
	222,765	214,082
Accumulated depreciation and amortization	(131,719)	(122,884)
	$91,046	$91,198
Depreciation and amortization expense related to property and equipment included in selling, general and administrative expenses for the years ended December 31, 2018, 2017 and 2016, were $16,747, $16,770 and $14,853, respectively.